Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Future Minimum Lease Payments Under Capital Lease

Future minimum lease payments for the leases as of December 31, 2013, are as follows:

	2014				2015				2016
	Principal		Interest		Principal		Interest		Principal		Interest
	(In thousands of US dollars)
Capital lease		$137		$11		$107		$4		$14	—
		(In millions of Korean Won)
	~~W~~	145	~~W~~	12	~~W~~	113	~~W~~	4	~~W~~	15	—

Future Minimum Rental Payments Under Operating Lease	Future minimum rental payments for the operating leases as of December 31, 2013, are as follows:

	(In millions of Korean Won)
2014	~~W~~	2,251
2015		135
2016		81
2017		—

	~~W~~	2,467